GENERAL INFORMATION (Details Narrative) - shares	Aug. 28, 2017	May 31, 2023	Feb. 28, 2023	Feb. 28, 2022	Jul. 25, 2017
Restructuring Cost and Reserve [Line Items]
Common stock, issued		6,129,670,689	5,848,741,599	4,735,210,360
Robotic Assistance Devices L L C [Member]
Restructuring Cost and Reserve [Line Items]
Common stock, issued					10,000
Robotic Assistance Devices L L C [Member] | Series E Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Number of shares isuued under acquisition	3,350,000
Robotic Assistance Devices L L C [Member] | Series F Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Number of shares isuued under acquisition	2,450